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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   Decmeber 31, 2001
                                                -----------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
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6.
      ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

December 31, 2001

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                 COM         002893-10-5       356,890      17,800          X         1               17,800
Agnico Eagle Mines, Ltd.          COM         008474-10-8       345,400      22,000          X         1               22,000
Alcan Inc                         COM         01371610-5      1,714,500      30,000          X         1               30,000
Alliance Atlantis                 COM         01853E-20-4       224,750      12,500          X         1               12,500
Ampex Corp.                       COM         032092-10-8        26,098     186,411     X              0     186411
Ballard Power Systems             COM         05858H-10-4     1,329,912      26,800          X         1               26,800
Bank of Montreal                  COM         077914-10-9     2,498,640      69,600          X         1               69,600
Bell Canada Intl.                 COM         077914-10-9         8,500       6,800          X         1                6,800
Biomira                           COM         09161R10-6        113,050      17,000          X         1               17,000
Boardwalk Equities                COM         09661310-4        122,748      10,600          X         1               10,600
Brookfield PPTYS                  COM         112900-10-5       790,694      27,209          X         1               27,209
Brascan                           COM         10549P60-6      5,750,000     200,000          X         1            5,750,000
Budget Group, Inc.                COM         119003-10-1     1,166,504   1,310,679     X              0  1,310,679
Canadian 88 Energy                COM         13566G-50-9        78,300      43,500          X         1               43,500
Canadian Imperial Bank            COM         13606910-1     12,911,690     235,400          X         1              235,400
Canadian Pacific Ry               COM         13645T10-0      1,412,400      44,000          X         1               44,000
Certicom Corp                     COM         15691510-0         34,680      10,200          X         1               10,200
CHC Helicopter Corp               COM         12541C20-3         78,100       4,400          X         1                4,400
Cognos Inc                        COM         19244C10-9      1,100,046      27,800          X         1               27,800
Cognicase Inc                     COM         19242310-0        135,660      13,300          X         1               13,300
Coinstar Inc.                     COM         19259P-30-0       834,050      35,000     X              0      35000
Corel Corp.                       COM         21868Q-10-9        69,690      23,900          X         1               23,900
Cott                              COM         22163N-10-6       499,800      19,600          X         1               19,600
Creo Products                     COM         13566G-50-9       227,550      11,100          X         1               11,100
Cryptologic Inc                   COM         228906-10-3        89,920       3,200          X         1                3,200
Crystallex Intl Corp              COM         22942F-10-1        63,106      22,700          X         1               22,700
Decoma Intl                       COM         13566G-50-9       107,780       6,800          X         1                6,800
Descartes Systems                 COM         249906-10-8       200,096      16,900          X         1               16,900
Devon Energy Corp                 COM         25179M103         5321749      154747     X              0     154747
Dorel Industries                  COM         25822C-20-5       256,000       8,000          X         1                8,000
Echo Bay Mines                    COM         278751-10-2        37,474      45,700          X         1               45,700
Exfo-electro optic                COM         302043-10-4       144,020       7,600          X         1                7,600
Enbridge Inc.                     COM         29250N10-5      9,083,620     209,300          X         1              209,300
Evergreen Resources               COM         299900-30-8    77,466,139   2,006,375     X              0    2006375
Extendicare Inc.                  COM         30224T-87-1       107,625      20,500          X         1               20,500
Federated Dept Stores             COM         31410H-10-1     1,315,234      35,547     X              0     35,547
Federated Dept Stores             warr cl d   31410H-12-7       130,162       8,620     X              0      8,620
Firstservice Corp                 COM         33761N10-9        197,692       4,400          X         1                4,400
Four Seasons Hotels               sub vtg shs 35100E10-4        568,016       7,606          X         1                7,606
Fording Inc                       COM         34542610-0        489,590      17,300          X         1               17,300
GSI Lumonics                      COM         34542610-0        179,994      13,100          X         1               13,100
GT Group Telecom                  COM         36235940-8         38,160      21,200          X         1               21,200
Glamis Gold, Ltd.                 COM         376775-10-2       156,096      27,100          X         1               27,100
Goldcorp Inc                      COM         38095640-9        519,170      26,900          X         1               26,900
Golden State Vintners             COM         38121K-20-8     1,801,857     658,695     X              0     658695
Hemosaol                          COM         42369K10-2         97,755      13,300          X         1               13,300
Hummingbird Commun                COM         44544R-10-1       182,756       6,100          X         1                6,100
Hurricane Hydrocarbon             COM         44779E10-6        196,560      18,200          X         1               18,200
ID Biomedical                     COM         44936D10-8         65,960       9,700          X         1                9,700
Imperial Oil                      COM         45303840-8      2,525,670      57,000          X         1               57,000
Intertape Plymr Grp               COM         460919-10-3       116,600       9,100          X         1                9,100
Intrawest Corp.                   COM         460915-20-0       292,400      13,600          X         1               13,600
IPSCO Inc.                        COM         462622-10-1       234,950      13,300     X              0     13,300
Kinross Gold                      COM         49690210-7        128,877     108,300          X         1              108,300
K-Swiss, Inc                      COM         482686-10-2     6,428,000     200,000          X         1              200,000
LTV Corp                          COM         501921-10-0         2,559      62,413     X              0      62413
Eli Lilly & Co.                   COM         532457-10-8       116,069       1,404     X              0       1404
Leitch                            COM         52543H10-7        113,975       9,700          X         1                9,700
Lions Gate Int                    COM         53591920-3         50,094      13,800          X         1               13,800
LodgeNet Entertainment            COM         540211-10-9        745600      160000     X              0     160000
MDC Corporation                   COM         55267W-30-9        26,500       5,300          X         1                5,300
Methanex                          COM         59151K-10-8       316,638      28,100          X         1               28,100
Moore Corp, LTD                   COM         615785-10-2       422,280      28,800          X         1               28,800
Nabors Industries, Inc.           COM         629568-10-6    24,030,966     699,999     X              0    699,999
Noranda                           COM         65542210-3      1,950,000     130,000          X         1              130,000
Open Text Corp.                   COM         683715-10-6       222,820       6,500          X         1                6,500
Pan American Silver               COM         697900-10-8        81,191      12,100          X         1               12,100
Penny J. C.                       COM         708160-10-6       239,555       9,453     X              0      9,453
Petro Canada                      COM         71644E10-2      1,204,580     113,000          X         1              113,000
Potash Corp of Sask               COM         73755L10-7        273,448       2,800          X         1                2,800
Premdor Inc.                      COM         74046P-10-5       326,854      16,600          X         1               16,600
QLT Phototherapeut                COM         746927-10-2       415,459      21,100          X         1               21,100
Quebecor Printing                 COM         748203-10-6       505,908      14,100          X         1               79,100
Research In Motion                COM         760975-10-2       683,999      19,400          X         1               19,400
Royal Group Tech                  COM         779915-10-7       719,810      24,500          X         1               24,500
Sierra Wireless                   COM         826516-10-6       159,000       5,300          X         1      4,600     4,600
Steinway Musical Inst.            COM         858495-10-4    26,083,358   1,543,553     X              0  1,543,553
Suiza Foods Corp.                 COM         865077-10-1    72,521,741   1,204,480     X              0  1,204,480
Tesco Corp.                       COM         88157K-10-1       145,640      11,000          X         1               11,000
TLC Laser Eye                     COM         87255E-10-8       370,188      12,600          X         1               12,600
Vasogen                           COM         92232F-10-3       110,250      15,000          X         1               12,600
Westaim Corp                      COM         956909-10-5       168,840      25,200          X         1               22,300
Westaim Corp                      COM         95081310-5         92,150       1,900          X         1               22,300
Zi Corporation                    COM         988918-10-8       129,340      12,100          X         1               10,800

TOTALS                                                      274,933,691  10,451,691                       8,095,276 2,174,115
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